Portfolio of Investments
Multi-Manager International Equity Strategies Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.5%
Issuer	Shares	Value ($)
Argentina 0.9%
MercadoLibre, Inc.(a)	26,784	21,049,010
Australia 1.9%
BHP Group Ltd.	139,289	4,373,115
BHP Group Ltd.	220,505	7,006,365
BHP Group Ltd., ADR	63,214	4,466,701
BlueScope Steel Ltd.	92,133	1,194,679
Cochlear Ltd.	52,171	8,323,156
Coles Group Ltd.	28,085	352,405
CSR Ltd.	30,341	101,418
GPT Group (The)	70,163	241,822
Origin Energy Ltd.	144,280	706,875
Rio Tinto Ltd.	29,267	2,394,547
Rio Tinto PLC, ADR	132,377	9,721,767
South32 Ltd.	711,336	2,502,613
Telstra Corp., Ltd.	552,926	1,537,025
Treasury Wine Estates Ltd.	52,190	444,865
Woodside Energy Group Ltd.(a),(b),(c)	39,845	840,595
Woodside Energy Group Ltd.	25,170	530,988
Woolworths Group Ltd.	88,654	2,199,160
Total		46,938,096
Austria 0.2%
OMV AG	63,123	3,687,708
Belgium 0.6%
Anheuser-Busch InBev SA/NV	86,072	4,851,933
Etablissements Franz Colruyt NV	5,182	168,201
EVS Broadcast Equipment	478	10,642
Proximus SADP	78,539	1,354,490
Solvay SA	17,535	1,713,094
Umicore SA	148,023	6,571,502
Total		14,669,862
Brazil 0.5%
Petroleo Brasileiro SA, ADR	695,619	9,655,192
Petroleo Brasileiro SA, ADR	231,503	2,909,992
Total		12,565,184
Common Stocks (continued)
Issuer	Shares	Value ($)
Canada 2.0%
Air Canada(a)	267,100	4,685,891
Alimentation Couche-Tard, Inc.	176,946	8,039,757
Canadian National Railway Co.	116,245	13,217,659
Constellation Software, Inc.	5,754	9,056,187
Ritchie Bros. Auctioneers, Inc.	123,277	7,420,042
Topicus.com, Inc.(a)	117,027	6,164,770
Total		48,584,306
China 2.7%
Agricultural Bank of China Ltd., Class H	701,000	266,940
Alibaba Group Holding Ltd.(a)	532,532	6,395,833
Bank of China Ltd., Class H(a)	951,000	380,183
Beijing Capital International Airport Co., Ltd., Class H(a)	8,376,000	4,907,128
China Construction Bank Corp., Class H	2,094,000	1,552,316
Hangzhou Tigermed Consulting Co., Ltd., Class H(d)	273,900	2,640,711
Industrial & Commercial Bank of China Ltd., Class H	684,000	409,593
JD.com, Inc., Class A	17,633	495,318
Meituan, Class B(a)	404,000	9,479,904
Ping An Healthcare and Technology Co., Ltd.(a)	1,018,000	2,737,496
Ping An Insurance Group Co. of China Ltd., Class H	1,481,000	9,482,589
Tencent Holdings Ltd.	392,300	17,935,319
Tencent Music Entertainment Group, ADR(a)	930,360	3,888,905
WuXi Biologics Cayman, Inc.(a)	333,500	2,466,103
Zai Lab Ltd.(a)	613,710	1,947,878
Total		64,986,216
Denmark 2.5%
Ambu A/S	209,577	2,873,818
AP Moller - Maersk A/S, Class A	778	2,245,588
AP Moller - Maersk A/S, Class B	1,115	3,267,376
Carlsberg AS, Class B	22,020	2,802,853
Chr. Hansen Holding A/S	100,487	7,535,960
DSV A/S	70,617	11,612,037
Genmab A/S(a)	1,335	406,320
Novo Nordisk A/S, ADR	61,838	6,826,915
Novo Nordisk A/S, Class B	105,593	11,726,162
Multi-Manager International Equity Strategies Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Novozymes AS, Class B	177,857	11,292,944
Total		60,589,973
Finland 0.8%
Fortum OYJ	190,410	3,519,457
Kesko OYJ, Class A	5,303	123,063
KONE OYJ, Class B	187,256	9,562,581
Nokia OYJ	144,121	724,341
Nokia OYJ, ADR	275,325	1,379,378
Nordea Bank	81,398	830,002
Nordea Bank Abp	417,779	4,252,527
Total		20,391,349
France 9.9%
Air Liquide SA	62,313	10,915,236
Alstom SA	704,887	19,305,374
AXA SA	504,569	12,766,540
BNP Paribas SA	145,313	8,317,078
Capgemini SE	2,987	580,412
Carrefour SA(a)	373,231	7,655,395
Christian Dior SE	743	463,792
Danone SA	525,936	30,944,773
Dassault Systemes SE	359,334	15,150,830
Edenred(a)	231,725	11,446,245
Engie SA	742,015	9,974,238
Euroapi SA(a)	283	4,114
Nexans SA	8,602	864,467
Orange SA	609,272	7,627,162
Orange SA, ADR	42,936	536,271
Pernod Ricard SA	43,078	8,459,983
Publicis Groupe SA	68,655	3,760,682
Sanofi	212,866	22,778,357
Sanofi, ADR	99,187	5,281,708
TotalEnergies SE	568,483	33,644,591
TotalEnergies SE, ADR	206,952	12,168,778
Valeo	231,097	5,135,991
VINCI SA	124,591	12,023,048
Total		239,805,065
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 8.5%
Allianz SE, Registered Shares	42,452	8,911,263
BASF SE	235,674	13,015,277
Bayer AG, ADR	42,761	763,498
Bayer AG, Registered Shares	351,766	25,168,171
Bayerische Motoren Werke AG	77,238	6,710,348
BioNTech SE, ADR(a)	26,408	4,314,011
Covestro AG	29,505	1,352,454
Deutsche Boerse AG	96,848	16,276,581
Deutsche Post AG	35,348	1,462,829
Deutsche Telekom AG, ADR	17,978	369,987
Deutsche Telekom AG, Registered Shares	582,921	11,993,954
E.ON SE	265,050	2,705,617
Evonik Industries AG	176,094	4,724,964
Henkel AG & Co. KGaA	24,909	1,681,592
Mercedes-Benz Group AG, Registered Shares	96,337	6,864,921
Merck KGaA	248	46,760
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	44,607	10,944,974
Rational AG	14,533	9,461,782
RWE AG	429,740	18,962,485
SAP SE	397,457	39,843,876
SAP SE, ADR	44,167	4,409,633
Scout24 SE	246,002	15,258,883
Siemens Healthineers AG, ADR	1,500	45,173
Telefonica Deutschland Holding AG	251,368	800,022
Total		206,089,055
Hong Kong 2.2%
AIA Group Ltd.	2,317,200	24,006,620
CK Hutchison Holdings Ltd.	245,500	1,739,030
CK Hutchison Holdings Ltd., ADR	4,406	30,952
Futu Holdings Ltd., ADR(a)	50,442	1,851,726
Hong Kong Exchanges and Clearing Ltd.	220,480	9,513,291
Jardine Matheson Holdings Ltd.	33,100	1,915,643
Sands China Ltd.(a)	6,890,000	13,166,414
Total		52,223,676
Indonesia 0.0%
PT Bank Mandiri Persero Tbk	1,619,400	944,801

2	Multi-Manager International Equity Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 2.6%
CRH PLC	355,869	14,657,846
Kingspan Group PLC	25,708	2,116,432
Kingspan Group PLC	138,469	11,417,856
Ryanair Holdings PLC, ADR(a)	397,802	34,688,335
Total		62,880,469
Israel 0.2%
Airport City Ltd.(a)	9,029	168,825
Azrieli Group Ltd.	2,937	220,539
Bank Hapoalim BM	22,181	205,385
Bank Leumi Le-Israel BM	80,660	803,101
Check Point Software Technologies Ltd.(a)	29,997	3,752,025
Israel Chemicals Ltd.	9,526	106,415
Mizrahi Tefahot Bank Ltd.	7,805	256,769
Total		5,513,059
Italy 4.1%
Assicurazioni Generali SpA	158,923	2,892,607
Davide Campari-Milano NV	104,611	1,118,654
Enel SpA	4,727,108	30,712,625
Enel SpA, ADR	30,974	199,937
ENI SpA	833,106	12,617,926
ENI SpA, ADR	76,442	2,316,193
FinecoBank Banca Fineco SpA	676,297	9,583,526
Immobiliare Grande Distribuzione SIIQ SpA	56,617	246,105
Intesa Sanpaolo SpA	808,804	1,766,497
Recordati Industria Chimica e Farmaceutica SpA	2,488	111,493
UniCredit SpA	3,130,119	36,700,990
Total		98,266,553
Japan 14.4%
ADEKA Corp.	31,500	615,337
AGC, Inc.	43,000	1,617,474
Air Water, Inc.	20,200	272,536
Alfresa Holdings Corp.	12,200	160,175
Asahi Group Holdings Ltd.	35,500	1,189,489
Asahi Yukizai Corp.	10,000	160,790
Astellas Pharma, Inc.	106,300	1,697,709
Awa Bank Ltd. (The)	23,300	362,644
Brother Industries Ltd.	89,300	1,643,549
Common Stocks (continued)
Issuer	Shares	Value ($)
Canon, Inc.	113,800	2,890,046
Canon, Inc., ADR	33,147	841,602
Central Glass Co., Ltd.	4,100	89,305
Chiba Bank Ltd. (The)	87,100	452,849
Chori Co., Ltd.	6,200	94,963
Chubu Electric Power Co., Inc.	343,300	3,454,142
CMK Corp.	53,500	197,597
Dai Nippon Toryo Co., Ltd.	1,200	7,040
Daicel Corp.	248,800	1,603,642
Dai-ichi Life Holdings, Inc.	238,900	4,936,325
Daiken Corp.	7,100	104,286
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,900	56,068
Denso Corp.	197,773	12,121,064
Electric Power Development Co., Ltd.	89,300	1,415,412
ENEOS Holdings, Inc.	164,400	661,839
FANUC Corp.	232,450	37,889,162
FUJIFILM Holdings Corp.	70,500	3,883,092
FUJIFILM Holdings Corp., ADR	1,500	82,072
Fujikura Ltd.	94,100	574,010
Fujitsu Ltd.	18,200	2,732,782
Gunma Bank Ltd. (The)	195,100	535,484
Harima Chemicals Group, Inc.	1,800	10,700
Hitachi Ltd.	50,000	2,594,326
Hokkaido Electric Power Co., Inc.	43,200	165,056
Honda Motor Co., Ltd.	33,400	831,666
Hoya Corp.	7,300	776,988
Hoya Corp., ADR	9,192	988,278
Hyakugo Bank Ltd. (The)	143,600	355,835
Idemitsu Kosan Co., Ltd.	10,500	283,209
Inpex Corp.	1,039,000	13,331,445
Intage Holdings, Inc.	600	6,543
IT Holdings Corp.	44,800	1,168,244
ITOCHU ENEX Co., Ltd.	44,900	363,215
Iwaki Co., Ltd.	17,000	127,809
Japan Exchange Group, Inc.	521,203	8,245,298
Japan Petroleum Exploration Co., Ltd.	4,700	114,254
Japan Post Holdings Co., Ltd.	463,100	3,458,753
Japan Post Insurance Co., Ltd.	40,300	670,992

Multi-Manager International Equity Strategies Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan Tobacco, Inc.	226,400	4,120,920
Kajima Corp.	98,900	1,062,818
Kansai Electric Power Co., Inc. (The)	222,100	2,170,794
Keyence Corp.	46,600	18,527,069
KH Neochem Co., Ltd.	5,300	103,748
Kirin Holdings Co., Ltd.	89,200	1,379,789
Kissei Pharmaceutical Co., Ltd.	21,700	424,597
Konoike Transport Co., Ltd.	7,600	68,738
Kuraray Co., Ltd.	277,900	2,321,119
Kyocera Corp.	46,900	2,636,138
Kyocera Corp., ADR	17,577	994,067
Mebuki Financial Group, Inc.	367,600	699,625
Mimaki Engineering Co., Ltd.	20,100	89,402
MISUMI Group, Inc.	48,400	1,088,380
Mitsubishi Chemical Holdings Corp.	168,200	1,002,106
Mitsubishi Motors Corp.(a)	347,400	1,037,877
Mitsubishi Pencil Co., Ltd.	28,900	301,826
Mitsubishi UFJ Financial Group, Inc.	929,900	5,290,205
Mitsuboshi Belting Ltd.	1,500	32,532
Mitsui & Co., Ltd.	211,300	5,307,557
Mitsui Chemicals, Inc.	57,000	1,395,385
Mizuho Financial Group, Inc.	36,800	437,669
MonotaRO Co., Ltd	562,080	8,206,414
MS&AD Insurance Group Holdings, Inc.	61,700	1,963,070
MS&AD Insurance Group Holdings, Inc., ADR	3,300	52,222
Murata Manufacturing Co., Ltd.	218,900	14,066,614
NGK Insulators Ltd.	40,200	594,960
Nidec Corp.	150,844	10,086,005
Nikon Corp.	31,500	390,862
Nintendo Co., Ltd.	17,485	7,806,853
Nippon Coke & Engineering Co., Ltd.	368,900	363,315
Nippon Sanso Holdings Corp.	60,900	1,141,560
Nippon Yusen KK	82,000	6,778,592
Nishi-Nippon Financial Holdings, Inc.	5,600	33,034
Nissan Motor Co., Ltd.	573,400	2,228,846
Nomura Holdings, Inc.	477,200	1,875,154
NS United Kaiun Kaisha Ltd.	1,100	35,876
NTT Data Corp.	140,200	2,193,656
Obic Co., Ltd.	2,300	338,863
Common Stocks (continued)
Issuer	Shares	Value ($)
Okinawa Electric Power Co., Inc. (The)	73,300	666,692
Okumura Corp.	41,700	920,194
ORIX Corp.	173,100	3,290,878
Osaka Soda Co., Ltd.	2,200	51,218
Otsuka Corp.	2,100	66,414
Otsuka Holdings Co., Ltd.	59,600	1,985,729
Persol Holdings Co., Ltd.	28,000	542,618
Press Kogyo Co., Ltd.	64,300	205,790
Qol Holdings Co., Ltd.	27,500	267,122
Recruit Holdings Co., Ltd.	46,000	1,664,932
Rheon Automatic Machinery Co., Ltd.	25,200	260,727
Ricoh Co., Ltd.	132,800	1,115,942
San-Ai Obbli Co., Ltd.	38,500	285,817
Sanshin Electronics Co., Ltd.	7,100	87,754
SCSK Corp.	36,700	611,843
Seiko Epson Corp.	176,800	2,959,761
Shikoku Electric Power Co., Inc.	53,400	321,194
Shimadzu Corp.	63,300	2,308,996
Shimano, Inc.	49,633	8,700,633
Shin-Etsu Chemical Co., Ltd.	28,500	4,032,609
Shiseido Co., Ltd.	225,047	9,439,766
SMC Corp.	19,088	9,868,985
Sompo Holdings, Inc.	82,300	3,749,907
Sony Group Corp.	158,223	14,839,646
Starzen Co., Ltd.	4,000	61,258
Sumitomo Chemical Co., Ltd.	193,000	797,778
Sumitomo Heavy Industries Ltd.	4,100	96,651
Sumitomo Mitsui Financial Group, Inc.	523,800	16,064,696
Sumitomo Pharma Co., Ltd.	37,700	322,615
Suntory Beverage & Food Ltd.	59,100	2,216,268
Suzuken Co., Ltd.	6,600	179,935
Sysmex Corp.	2,600	174,049
T&D Holdings, Inc.	114,800	1,326,201
Taisho Pharmaceutical Holdings Co., Ltd.	4,800	185,018
Takara Standard Co., Ltd.	2,700	25,707
Takeda Pharmaceutical Co., Ltd.	661,200	19,000,092
Teijin Ltd.	149,900	1,541,649
Tokio Marine Holdings, Inc.	85,000	4,945,574
Tokio Marine Holdings, Inc., ADR	4,930	285,620

4	Multi-Manager International Equity Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokuyama Corp.	4,400	57,160
Tokyo Electron Ltd.	1,000	458,384
Tokyo Gas Co., Ltd.	203,300	3,971,805
Tomen Devices Corp.	1,500	70,346
Toray Industries, Inc.	530,900	2,740,639
Tosoh Corp.	13,200	191,810
Toyo Construction Co., Ltd.(a)	3,200	20,674
Toyo Seikan Group Holdings Ltd.	23,900	254,971
Toyota Tsusho Corp.	10,600	404,621
Tsubakimoto Chain Co.	6,200	152,164
Wakita & Co., Ltd.	20,700	176,805
Yamaguchi Financial Group, Inc.	68,000	383,324
Yamaichi Electronics Co., Ltd.	6,800	98,770
Yamazen Corp.	23,100	168,983
Yokohama Rubber Co., Ltd. (The)	14,400	184,765
Yuasa Trading Co., Ltd.	12,200	302,833
Total		349,589,685
Netherlands 6.0%
Adyen NV(a)	5,790	8,966,774
AerCap Holdings NV(a)	323	15,969
Akzo Nobel NV	155,753	13,557,063
ASML Holding NV	57,087	32,851,007
ASML Holding NV	9,699	5,589,437
ASR Nederland NV	45,468	2,070,276
IMCD NV	104,032	15,558,185
ING Groep NV	1,530,657	17,308,146
ING Groep NV ADR	24,072	272,495
Just Eat Takeaway.com NV(a)	59,698	1,325,565
Koninklijke KPN NV	823,132	2,996,179
Koninklijke Philips NV	370,057	9,538,834
NN Group NV	97,933	4,853,719
NN Group NV, ADR	11,178	277,214
Prosus NV(a)	83,631	4,323,676
Randstad NV	71,204	4,006,224
Shell PLC	512,841	15,165,640
Stellantis NV	371,333	5,571,993
Wolters Kluwer NV, ADR	2,400	237,420
Total		144,485,816
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 0.9%
Aker Carbon Capture ASA(a)	3,551,935	8,120,783
Equinor ASA	52,687	1,999,302
Equinor ASA, ADR	96,750	3,643,605
Telenor ASA	93,177	1,286,598
Yara International ASA	115,709	5,999,419
Total		21,049,707
Panama 0.2%
Copa Holdings SA, Class A(a)	83,613	5,911,439
Portugal 0.0%
Jeronimo Martins SGPS SA	14,252	291,354
Sonae SGPS SA	361,654	428,734
Total		720,088
Russian Federation —%
Gazprom PJSC(b),(c)	979,710	0
Gazprom PJSC, ADR(b),(c)	133,745	0
Lukoil PJSC(b),(c)	28,413	—
Lukoil PJSC, ADR(b),(c)	2,838	—
Magnit PJSC GDR(b),(c),(d)	317,925	0
MMC Norilsk Nickel PJSC, ADR(b),(c)	202,015	0
Rosneft Oil Co. PJSC(b),(c)	563,548	0
Sberbank of Russia PJSC(a),(b),(c),(e),(f)	436,630	0
Total		0
South Africa 0.5%
Discovery Ltd.(a)	1,192,121	11,085,480
South Korea 2.6%
Coupang, Inc.(a)	380,784	5,144,392
Hana Financial Group, Inc.	44,584	1,783,061
Samsung Electronics Co., Ltd.	527,464	28,682,412
Samsung Electronics Co., Ltd. GDR	14,028	18,843,355
SK Hynix, Inc.	97,247	8,428,714
Total		62,881,934
Spain 4.1%
Aena SME SA(a)	108,912	16,615,494
Amadeus IT Group SA, Class A(a)	616,924	38,387,281
Banco Bilbao Vizcaya Argentaria SA	1,194,479	6,536,515
CaixaBank SA	2,917,107	10,558,962
Iberdrola SA	797,306	9,446,892

Multi-Manager International Equity Strategies Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industria de Diseno Textil SA	429,662	10,356,919
Mapfre SA	241,000	447,564
Repsol SA	317,486	5,094,495
Repsol SA, ADR	4,279	68,036
Telefonica SA	494,308	2,687,663
Telefonica SA, ADR(a)	23,413	124,557
Total		100,324,378
Sweden 2.9%
Atlas Copco AB, Class B	1,404,392	13,598,562
Epiroc AB, Class B	700,627	11,785,518
Essity AB, Class B	112,482	2,954,506
Investor AB, Class A	98,411	2,054,272
Investor AB, Class B	267,426	5,016,120
Skandinaviska Enskilda Banken AB, Class A	48,894	540,768
Svenska Handelsbanken AB, Class A	664,072	6,544,387
Swedbank AB, Class A	1,060,366	16,009,185
Tele2 AB, Class B	158,436	1,937,631
Telia Co. AB	2,198,879	9,016,420
Total		69,457,369
Switzerland 8.1%
ABB Ltd.	92,445	2,850,498
ABB Ltd., ADR	134,370	4,161,439
Cie Financiere Richemont SA, Class A, Registered Shares	133,396	14,845,676
Credit Suisse Group AG, Registered Shares	1,164,875	8,162,727
Kuehne & Nagel International AG	33,455	8,847,106
Nestlé SA, Registered Shares	174,070	21,291,760
Novartis AG, Registered Shares	516,421	46,911,587
Roche Holding AG, ADR	31,005	1,319,108
Roche Holding AG, Genusschein Shares	116,522	39,709,665
SGS SA, Registered Shares	246	611,683
Swiss Life Holding AG, Registered Shares	3,595	2,038,495
Swiss Re AG	116,463	9,603,997
Temenos AG, Registered Shares	102,481	9,956,808
Wizz Air Holdings PLC(a)	104,993	3,865,521
Zurich Insurance Group AG	45,990	21,062,253
Total		195,238,323
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 1.3%
Evergreen Marine Corp. Taiwan Ltd.	327,000	1,566,203
Sea Ltd. ADR(a)	52,972	4,378,665
Taiwan Semiconductor Manufacturing Co., Ltd.	1,390,400	26,293,753
Total		32,238,621
Turkey 0.2%
KOC Holding AS	380,488	931,561
Turk Hava Yollari AO(a)	1,298,334	3,949,636
Total		4,881,197
United Kingdom 14.5%
Anglo American PLC	166,636	8,209,089
Anglo American PLC, ADR	13,503	332,714
AstraZeneca PLC	156,888	20,734,914
Barclays Bank PLC	8,875,084	18,918,087
Barclays Bank PLC, ADR	376,567	3,268,602
BP PLC	3,046,019	16,553,813
BP PLC, ADR	406,956	13,173,166
British American Tobacco PLC	346,069	15,263,432
British American Tobacco, ADR	402,963	17,827,083
Compass Group PLC	857,997	19,233,158
Diageo PLC, ADR	65	12,153
Experian PLC	312,152	10,442,187
GSK PLC	594,181	12,953,375
GSK PLC, ADR	508,709	22,332,325
National Grid PLC, ADR	11,325	842,353
Oxford Nanopore Technologies PLC(a)	1,013,579	4,114,642
Prudential PLC	1,792,990	23,380,341
Reckitt Benckiser Group PLC	305,508	23,582,638
RELX PLC	462,789	13,270,278
RELX PLC	358,795	10,246,246
Rio Tinto PLC	316,575	22,970,184
Rolls-Royce Holdings PLC(a)	29,697,234	32,434,847
Shell PLC, ADR	256,577	15,194,490
Unilever PLC	543,366	26,250,816
WPP PLC	31,414	364,700
Total		351,905,633

6	Multi-Manager International Equity Strategies Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 0.2%
Spotify Technology SA(a)	45,754	5,159,679
Total Common Stocks (Cost $2,287,761,250)		2,314,113,731

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
United States 0.2%
iShares MSCI EAFE ETF	57,532	4,027,815
Total Exchange-Traded Equity Funds (Cost $3,950,195)		4,027,815

Preferred Stocks 1.1%
Issuer	Shares	Value ($)
Brazil 0.2%
Petroleo Brasileiro SA	688,900	4,329,769
Germany 0.8%
BMW AG	2,878	225,808
Henkel AG & Co. KGaA	73,573	5,036,854
Volkswagen AG	85,489	14,267,883
Total		19,530,545
South Korea 0.1%
Samsung Electronics Co., Ltd.	58,708	2,879,702
Spain 0.0%
Grifols SA	6,766	87,472
Total Preferred Stocks (Cost $26,773,112)		26,827,488
Rights 0.0%
Issuer	Shares	Value ($)
Spain 0.0%
Telefonica SA(a),(c)	494,308	82,890
Total Rights (Cost $78,538)		82,890

Warrants 0.0%

Switzerland 0.0%
Cie Financiere Richemont SA(a)	43,768	26,009
Total Warrants (Cost $11,702)		26,009

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(g),(h)	51,836,158	51,815,424
Total Money Market Funds (Cost $51,815,422)		51,815,424
Total Investments in Securities (Cost $2,370,390,219)		2,396,893,357
Other Assets & Liabilities, Net		26,357,767
Net Assets		$2,423,251,124

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2022, the total value of these securities amounted to $840,595, which represents 0.03% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2022, the total value of these securities amounted to $2,640,711, which represents 0.11% of total net assets.
(e)	On May 25, 2022, the Office of Foreign Assets Control (OFAC) license permitting the holding of the Sberbank position expired, and the position is now considered blocked property. As such the security has been segregated on the Fund’s books and records and cannot be sold or transferred at this time.
Multi-Manager International Equity Strategies Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At May 31, 2022, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Sberbank of Russia PJSC	03/29/2021-04/08/2021	436,630	1,642,454	—

(g)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	37,898,936	617,531,659	(603,614,662)	(509)	51,815,424	(12,390)	65,668	51,836,158
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Multi-Manager International Equity Strategies Fund | Third Quarter Report 2022

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3QT302_08_M01_(07/22)